Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds 95 .8%
Alabama 2.1%
Baldwin County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A (Mandatory Put 03/01/2033)
AMT
06/01/2055 5.000% 1,000,000 1,025,242
03/01/2056 4.300% 2,000,000 1,972,454
Black Belt Energy Gas District
Revenue Bonds
Series F
06/01/2036 5.000% 1,000,000 1,027,975
Black Belt Energy Gas District
(b)
Revenue Bonds
Series A (Mandatory Put 05/01/2032)
05/01/2055 5.250% 2,000,000 2,056,683
05/01/2056 5.250% 2,000,000 2,014,887
Energy Southeast A Cooperative District
Revenue Bonds
Series A
11/01/2035 5.000% 1,660,000 1,718,762
Total 9,816,003
Arizona 2.0%
Arizona Industrial Development Authority
(a)
Revenue Bonds
Series A
07/15/2029 4.500% 2,500,000 2,443,310
07/01/2050 7.750% 3,000,000 3,000
07/01/2051 6.000% 500,000 500
Industrial Development Authority of the County of Pima
(a)
Revenue Bonds
Series A
11/15/2057 7.000% 1,000,000 1,056,717
La Paz County Industrial Development Authority
Revenue Bonds
Series A
02/15/2048 5.000% 1,000,000 942,242
La Paz County Industrial Development Authority
(a)
Revenue Bonds
Series A
02/15/2046 5.000% 1,500,000 1,425,091
Maricopa County Industrial Development Authority
(a)
Refunding Revenue Bonds
Series A
07/01/2063 6.750% 1,000,000 1,019,104
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
07/01/2044 4.250% 600,000 509,984
Sierra Vista Industrial Development Authority
(a)
Revenue Bonds
06/15/2054 5.000% 2,000,000 1,626,194
Total 9,026,142
California 6.6%
California Community Choice Financing Authority
(b)
Revenue Bonds
Series D (Mandatory Put 07/01/2034)
10/01/2055 5.000% 3,000,000 3,030,323
California Infrastructure & Economic Development Bank
(a),(b)
Refunding Revenue Bonds
Series B (Mandatory Put 11/02/2026)
AMT
01/01/2065 12.000% 1,335,000 847,725
California Municipal Finance Authority
(c)
Revenue Bonds
Series A-1
12/01/2032 7.500% 1,835,000 36,700
California Municipal Finance Authority
(a)
Revenue Bonds
01/01/2039 6.000% 2,000,000 2,051,742
California Public Finance Authority
(a)
Revenue Bonds
Series A
06/01/2054 6.500% 1,500,000 1,441,523
06/01/2059 6.375% 1,500,000 1,393,997
California Public Finance Authority
(a),(b)
Revenue Bonds
Series A (Mandatory Put 04/01/2033)
04/01/2066 5.100% 1,500,000 1,494,784
California School Finance Authority
(a)
Revenue Notes
12/01/2026 4.400% 2,000,000 2,001,300
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Series A
AMT
05/15/2055 5.000% 150,000 149,073
05/15/2055 5.500% 295,000 306,540
City of Los Angeles Department of Airports
(d)
Refunding Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
AMT
05/15/2056 5.500% 2,500,000 2,604,008
CMFA Special Finance Agency
(a)
Revenue Bonds
Series A-2
12/01/2045 4.000% 2,000,000 1,513,020
Hastings Campus Housing Finance Authority
(a),(e)
Revenue Bonds
Series A
07/01/2061 0.000% 3,000,000 1,527,439
M-S-R Energy Authority
Revenue Bonds
Series B
11/01/2039 6.500% 5,000,000 5,856,796
San Diego County Regional Airport Authority
Revenue Bonds
Series B
AMT
07/01/2053 5.000% 2,000,000 2,003,928
07/01/2055 5.500% 1,000,000 1,040,314
San Francisco City & County Airport Commission-San Francisco
International Airport
Revenue Bonds
Series A
AMT
05/01/2055 5.500% 2,250,000 2,345,775
San Joaquin Valley Clean Energy Authority
(b)
Revenue Bonds
Series A (Mandatory Put 07/01/2035)
01/01/2056 5.500% 500,000 539,272
Total 30,184,259
Colorado 8.8%
Arista Metropolitan District
Refunding General Obligation Limited
Series B
12/15/2039 8.250% 1,000,000 980,567
Canyons Metropolitan District No. 5
Refunding General Obligation Limited
Series B
12/15/2054 6.500% 1,250,000 1,210,239
Colorado Bridge Enterprise
Revenue Bonds
(AG)
AMT
06/30/2051 4.000% 6,000,000 4,872,306
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Colorado Educational & Cultural Facilities Authority
(a)
Refunding Revenue Bonds
Series A
07/01/2061 4.000% 1,940,000 1,258,440
Colorado Health Facilities Authority
Refunding Revenue Bonds
Series A-2
08/01/2049 4.000% 3,250,000 2,790,010
Revenue Bonds
01/01/2045 3.000% 5,000,000 3,822,108
Eagle Brook Meadows Metropolitan District No. 3
General Obligation Limited
Series 2021-3
12/01/2051 5.000% 1,500,000 1,370,009
Fiddlers Business Improvement District
(a)
Refunding General Obligation Unlimited
12/01/2047 5.550% 3,000,000 3,029,763
Fraser Housing Authority
(a)
Revenue Bonds
12/01/2065 6.125% 1,000,000 1,010,379
Lanterns Metropolitan District No. 2
General Obligation Limited
Series A
12/01/2050 4.500% 2,830,000 2,153,701
Mineral Business Improvement District
(a)
General Obligation Limited
Series A
12/01/2054 5.750% 1,250,000 1,209,086
Parterre Metropolitan District No. 5
General Obligation Limited
Series A
12/01/2055 6.125% 1,000,000 1,036,273
Prairie Center Metropolitan District No. 3
Refunding General Obligation Limited
Series A
12/15/2046 5.875% 1,000,000 1,041,624
General Obligation Limited
Series B
12/15/2046 5.875% 1,000,000 1,041,624
Prairie Point Community Authority Board Special Improvement
District No. 1
Special Assessment
12/01/2045 5.750% 1,500,000 1,506,234
Redtail Ridge Metropolitan District
(f)
General Obligation Limited
12/01/2032 0.000% 3,500,000 2,288,510

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
RRC Metropolitan District No. 2
General Obligation Limited
12/01/2051 5.250% 2,500,000 2,143,640
Sagebrush Farm Metropolitan District No. 1
General Obligation Limited
Series A
12/01/2052 6.750% 2,000,000 2,048,375
Sky Ranch Community Authority Board
Revenue Bonds
Series A
12/01/2052 5.750% 1,250,000 1,256,918
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series A
12/01/2053 6.750% 2,000,000 2,085,706
Special Assessment
12/01/2043 5.625% 500,000 512,102
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
12/01/2028 4.625% 2,000,000 1,874,200
Total 40,541,814
Connecticut 0.5%
Aquarion Water Authority
(f)
Revenue Bonds
Series E (BAM)
08/01/2052 0.000% 300,000 75,813
08/01/2053 0.000% 350,000 81,414
Stamford Housing Authority
Revenue Bonds
Series B
10/01/2033 5.375% 2,000,000 2,018,958
Total 2,176,185
Florida 7.1%
Capital Projects Finance Authority
(a)
Revenue Bonds
Series A
01/01/2055 7.250% 1,000,000 1,063,750
Capital Trust Agency, Inc.
(a),(c)
Revenue Bonds
Series A
12/01/2050 7.125% 3,550,000 426,000
Capital Trust Agency, Inc.
(a)
Revenue Bonds
Series A-1
01/01/2031 3.300% 190,000 180,414
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Capital Trust Agency, Inc.
(a),(f)
Revenue Bonds
Series B
07/01/2061 0.000% 30,000,000 2,492,535
Capital Trust Authority
(a)
Revenue Bonds
Series A
AMT
12/01/2044 6.875% 1,000,000 1,037,629
Series A
06/15/2058 6.375% 700,000 707,691
City of Tampa
(f)
Revenue Bonds
Series A
09/01/2053 0.000% 1,800,000 415,720
County of Miami-Dade
(f)
Revenue Bonds
10/01/2041 0.000% 10,000,000 5,029,429
County of Osceola Transportation Revenue
(f)
Refunding Revenue Bonds
Series A-2
10/01/2051 0.000% 2,000,000 483,794
10/01/2053 0.000% 3,000,000 639,016
Florida Development Finance Corp.
(a)
Refunding Revenue Bonds
Series A
06/01/2055 4.000% 1,500,000 1,104,980
06/15/2055 6.000% 2,100,000 2,111,577
Series C
09/15/2050 5.000% 2,200,000 1,952,060
Revenue Bonds
Series A
06/01/2055 5.000% 2,000,000 1,293,597
Series A1
06/01/2059 5.250% 1,000,000 938,924
Florida Local Government Finance Commission
(a)
Revenue Bonds
Series A
12/22/2030 11.000% 1,000,000 1,073,739
11/15/2055 6.750% 1,500,000 1,567,539
Lee County Industrial Development Authority
Revenue Bonds
Series A
10/01/2057 5.250% 3,000,000 2,738,561
Miami-Dade County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A-1 (Mandatory Put 07/01/2036)
07/01/2065 5.375% 2,000,000 2,049,533

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Palm Beach County Health Facilities Authority
(a),(d)
Refunding Revenue Bonds
Series B-2
11/15/2031 5.200% 2,000,000 2,005,223
Seminole County Industrial Development Authority
(a)
Revenue Bonds
Series A
06/15/2051 4.000% 830,000 622,900
06/15/2056 4.000% 1,410,000 1,011,543
Village Community Development District No. 15
(a)
Special Assessment
05/01/2055 4.800% 1,485,000 1,374,535
Westridge Community Development District
Special Assessment
05/01/2037 5.800% 180,000 179,999
Total 32,500,688
Georgia 1.9%
Atlanta Development Authority
(a)
Tax Allocation
Series A
04/01/2034 5.000% 2,250,000 2,282,986
City of Atlanta Department of Aviation
Revenue Bonds
Series B-1
AMT
07/01/2050 5.250% 1,000,000 1,019,100
Development Authority of Floyd County
Revenue Bonds
Series A
12/01/2048 6.250% 1,500,000 1,499,873
Main Street Energy, Inc.
Refunding Revenue Bonds
Series C
09/01/2036 5.000% 1,000,000 1,035,227
Oconee County Industrial Development Authority
Revenue Bonds
Series A-1
12/01/2053 6.375% 3,000,000 2,912,354
Total 8,749,540
Idaho 0.4%
Avimor Community Infrastructure District No. 1
(a)
Special Assessment
09/01/2053 5.875% 896,000 906,830
Idaho Health Facilities Authority
Revenue Bonds
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
10/01/2050 4.500% 1,000,000 876,776
Total 1,783,606
Illinois 6.1%
Chicago Board of Education
General Obligation Unlimited
Series A
12/01/2042 5.000% 1,000,000 934,963
12/01/2047 4.000% 3,000,000 2,378,271
12/01/2047 5.875% 1,000,000 1,004,106
Series C
12/01/2039 5.250% 2,000,000 1,935,957
Series D
12/01/2046 5.000% 5,000,000 4,528,487
City of Chicago
Refunding General Obligation Unlimited
Series A
01/01/2038 6.000% 2,650,000 2,658,639
Du Page County Special Service Area No. 31
Special Tax
03/01/2036 5.625% 547,000 547,362
Illinois Finance Authority
(a)
Refunding Revenue Bonds
Series A
09/01/2046 5.875% 1,000,000 966,606
10/01/2050 6.125% 1,000,000 998,043
Revenue Bonds
08/01/2035 5.250% 2,000,000 2,058,787
Series A
08/01/2053 5.625% 1,000,000 1,013,223
Illinois Finance Authority
(a),(b)
Revenue Bonds
AMT
12/01/2043 4.800% 850,000 864,990
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
Series A
12/15/2047 4.000% 1,200,000 1,037,275
Metropolitan Pier & Exposition Authority
(f)
Refunding Revenue Bonds
Series A
06/15/2038 0.000% 3,500,000 2,064,788
State of Illinois
General Obligation Unlimited
05/01/2039 5.500% 570,000 596,086
Series A
05/01/2041 5.000% 3,910,000 3,942,134

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Village of Lincolnshire
Special Tax
03/01/2034 6.250% 358,000 358,571
Total 27,888,288
Indiana 0.4%
City of Valparaiso
(a)
Refunding Revenue Bonds
AMT
01/01/2054 5.000% 2,000,000 1,921,785
Iowa 1.1%
Iowa Finance Authority
Refunding Revenue Bonds
Series A
05/15/2053 4.000% 1,500,000 1,169,547
Series B
05/15/2053 7.500% 2,000,000 2,195,545
Revenue Bonds
10/01/2065 5.875% 1,500,000 1,512,657
Total 4,877,749
Kansas 1.1%
City of Overland Park Sales Tax Revenue
Revenue Bonds
12/15/2032 6.000% 6,000,000 2,220,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
10/01/2028 4.875% 1,040,000 1,040,947
Wyandotte County-Kansas City Unified Government
(a)
Revenue Bonds
03/01/2046 5.500% 2,000,000 1,957,820
Total 5,218,767
Kentucky 0.6%
City of Henderson
(a)
Revenue Bonds
Series A
AMT
01/01/2052 4.700% 3,000,000 2,775,424
Louisiana 1.6%
Louisiana Public Facilities Authority
(a)
Refunding Revenue Bonds
Series A
12/15/2043 5.000% 1,500,000 1,430,723
Parish of St. James
(a)
Revenue Bonds
Series 2010
07/01/2040 6.350% 3,750,000 3,987,912
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Richland Parish Hospital Service District No. 1A
Revenue Bonds
08/01/2029 5.000% 2,000,000 2,023,873
Total 7,442,508
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation
09/01/2050 4.000% 2,700,000 2,191,564
Massachusetts 1.1%
Massachusetts Development Finance Agency
(a)
Revenue Bonds
11/15/2046 5.125% 2,000,000 2,010,480
Series A
07/01/2054 5.000% 1,200,000 1,108,240
07/01/2060 5.000% 1,000,000 909,169
Massachusetts Educational Financing Authority
Refunding Revenue Bonds
Series B
AMT
07/01/2046 4.250% 1,375,000 1,194,959
Total 5,222,848
Michigan 0.2%
Michigan Strategic Fund
(a)
Revenue Bonds
10/01/2041 4.625% 1,000,000 989,067
Minnesota 1.1%
City of Crookston
Revenue Bonds
05/01/2044 5.000% 500,000 232,351
05/01/2051 5.000% 1,500,000 686,012
City of Deephaven
(a)
Refunding Revenue Bonds
Series A
06/15/2061 6.125% 1,500,000 1,291,138
City of Minneapolis
Revenue Bonds
Series A
07/01/2051 4.000% 1,550,000 878,242
St. Cloud Housing & Redevelopment Authority
(b)
Revenue Bonds
Series A
08/01/2036 4.000% 2,225,000 1,733,823
Total 4,821,566

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Missouri 1.2%
Kansas City Industrial Development Authority
(a)
Revenue Bonds
Series A-1
06/01/2054 5.000% 1,150,000 1,094,535
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Series A
05/15/2050 5.250% 1,500,000 1,400,287
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Series A
12/01/2045 5.125% 3,000,000 2,926,128
Total 5,420,950
Nevada 0.8%
State of Nevada Department of Business & Industry
(a)
Revenue Bonds
Series A
12/15/2045 5.125% 2,515,000 2,382,325
12/15/2048 5.000% 1,500,000 1,362,392
Total 3,744,717
New Hampshire 2.7%
New Hampshire Business Finance Authority
(a)
Revenue Bonds
12/01/2028 5.000% 1,500,000 1,499,583
12/15/2032 5.875% 1,300,000 1,289,387
12/15/2033 5.875% 900,000 896,634
12/15/2035 5.375% 600,000 592,315
12/15/2036 5.875% 1,250,000 1,250,777
New Hampshire Business Finance Authority
(f)
Revenue Bonds
12/15/2039 0.000% 1,000,000 416,673
New Hampshire Business Finance Authority
(a),(f)
Revenue Bonds
12/15/2032 0.000% 956,000 629,527
12/15/2033 0.000% 2,400,000 1,542,190
12/15/2034 0.000% 4,000,000 2,319,035
New Hampshire Business Finance Authority
Revenue Bonds
12/15/2030 5.125% 1,869,000 1,859,581
Total 12,295,702
New Jersey 1.6%
City of Newark Mass Transit Access Tax Revenue
Revenue Bonds
(AG)
11/15/2062 6.000% 1,000,000 1,077,939
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Middlesex County Improvement Authority
(c)
Revenue Bonds
Series C
01/01/2037 8.750% 1,250,000 13
New Jersey Economic Development Authority
(a)
Revenue Bonds
AMT
01/01/2035 6.375% 2,000,000 2,100,743
01/01/2045 6.625% 2,000,000 2,072,840
New Jersey Economic Development Authority
Revenue Bonds
Series A
AMT
06/15/2043 5.125% 2,000,000 1,949,968
Total 7,201,503
New York 5.0%
Build NYC Resource Corp.
Revenue Bonds
07/01/2043 6.000% 4,330,000 4,330,034
Build NYC Resource Corp.
(a)
Revenue Bonds
06/01/2062 5.750% 500,000 466,882
Series A
07/01/2046 6.250% 605,000 605,039
06/01/2066 5.750% 2,000,000 1,962,177
City of New York
General Obligation Unlimited
Series A
08/01/2052 5.000% 500,000 501,922
Series G
02/01/2053 5.250% 1,000,000 1,027,543
Huntington Local Development Corp.
Revenue Bonds
Series A
07/01/2056 5.250% 1,750,000 1,485,441
Nassau County Tobacco Settlement Corp.
(f)
Revenue Bonds
Series D
06/01/2060 0.000% 20,000,000 790,882
New York City Municipal Water Finance Authority
Revenue Bonds
Series BB
06/15/2056 5.250% 1,000,000 1,034,604
New York Energy Finance Development Corp.
(b)
Revenue Bonds
07/01/2056 5.000% 600,000 612,549

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York Transportation Development Corp.
Refunding Revenue Bonds
AMT
08/01/2036 5.375% 1,250,000 1,290,122
Revenue Bonds
AMT
04/01/2040 5.625% 1,000,000 1,053,077
10/01/2045 4.375% 2,500,000 2,327,526
06/30/2059 6.000% 2,000,000 2,090,852
06/30/2060 5.375% 1,300,000 1,284,361
Oneida Indian Nation of New York
(a),(g)
Revenue Bonds
Series B
09/01/2043 6.000% 700,000 741,797
Suffolk Regional Off-Track Betting Corp.
Revenue Bonds
12/01/2053 6.000% 1,500,000 1,519,990
Total 23,124,798
North Carolina 0.7%
North Carolina Medical Care Commission
Revenue Bonds
Series A
03/01/2051 4.000% 1,500,000 1,256,880
07/01/2056 5.625% 1,110,000 1,110,320
North Carolina Turnpike Authority
(f)
Revenue Bonds
01/01/2049 0.000% 2,500,000 789,836
Total 3,157,036
North Dakota 0.5%
City of Horace
Refunding General Obligation Unlimited
Series C
05/01/2050 5.000% 1,500,000 1,396,327
North Dakota Housing Finance Agency
Revenue Bonds
Series C
07/01/2051 4.800% 1,000,000 968,122
Total 2,364,449
Ohio 3.7%
Buckeye Tobacco Settlement Financing Authority
Refunding Revenue Bonds
Series B-2  Class 2
06/01/2055 5.000% 10,270,000 7,840,731
County of Marion
Refunding Revenue Bonds
12/01/2039 5.000% 500,000 412,819
12/01/2049 5.125% 1,875,000 1,420,284
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Hickory Chase Community Authority
(a)
Refunding Revenue Bonds
Series A
12/01/2040 5.000% 1,225,000 1,246,552
Ohio Air Quality Development Authority
(b)
Revenue Bonds
Series B (Mandatory Put 10/01/2029)
AMT
06/01/2041 2.600% 500,000 483,473
Ohio Housing Finance Agency
Revenue Bonds
Series B (FHLMC), (FNMA), (GNMA)
09/01/2054 4.700% 4,770,000 4,598,828
Summit County Development Finance Authority
Revenue Bonds
12/01/2058 6.000% 1,000,000 1,051,801
Total 17,054,488
Oregon 0.4%
Clackamas County Hospital Facility Authority
Revenue Bonds
Series A
05/15/2052 5.000% 1,000,000 908,844
State of Oregon Housing & Community Services Department
Revenue Bonds
Series C
07/01/2043 3.950% 745,000 678,822
Total 1,587,666
Pennsylvania 0.8%
Northampton County Industrial Development Authority
Refunding Revenue Bonds
11/01/2049 5.000% 1,600,000 1,444,594
Pennsylvania Economic Development Financing Authority
(a),(c)
Refunding Revenue Bonds
Series A
12/01/2053 6.750% 2,750,000 330,000
Pennsylvania Economic Development Financing Authority
Revenue Bonds
AMT
06/30/2061 6.000% 1,500,000 1,564,417
Pennsylvania Economic Development Financing Authority
(b)
Refunding Revenue Bonds
Series C (Mandatory Put 06/01/2027)
12/01/2037 5.250% 500,000 500,697
Total 3,839,708

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Puerto Rico 7.0%
Commonwealth of Puerto Rico
(g)
General Obligation Unlimited
Series A1
07/01/2037 4.000% 388,540 376,546
07/01/2041 4.000% 528,266 490,128
07/01/2046 4.000% 389 345
Notes
11/01/2051 0.000% 2,509,317 1,819,255
Series CW
11/01/2043 0.000% 1,939,932 1,382,202
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(a),(g)
Refunding Revenue Bonds
Series A
07/01/2047 4.000% 500,000 443,834
07/01/2047 5.000% 6,000,000 6,027,972
Puerto Rico Electric Power Authority
(g)
Revenue Bonds
Series TT
07/01/2037 5.000% 2,000,000 1,480,000
Puerto Rico Electric Power Authority
(c),(g)
Revenue Bonds
Series XX
07/01/2040 5.250% 5,320,000 3,936,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(g)
Revenue Bonds
Series A-1
07/01/2058 5.000% 3,000,000 2,906,552
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(f),(g)
Revenue Bonds
Series A-1
07/01/2051 0.000% 51,413,000 13,408,382
Total 32,272,016
South Carolina 2.3%
City of Hardeeville
(a)
Special Assessment
11/01/2056 6.500% 500,000 515,581
Patriots Energy Group Financing Agency
(b)
Refunding Revenue Bonds
Series B-1 (Mandatory Put 03/01/2031)
02/01/2054 5.250% 1,000,000 1,061,453
South Carolina Jobs-Economic Development Authority
(a)
Revenue Bonds
06/15/2059 6.500% 1,000,000 979,596
Series A
08/15/2065 7.250% 1,500,000 1,536,301
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
05/01/2043 5.000% 750,000 662,750
05/01/2048 5.125% 1,500,000 1,294,000
Series A
06/15/2033 5.500% 2,000,000 1,958,945
South Carolina Public Service Authority
Revenue Bonds
Series A
12/01/2047 4.000% 3,000,000 2,691,290
Total 10,699,916
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Series A
10/01/2059 5.750% 2,250,000 1,534,329
Texas 8.4%
Angelina & Neches River Authority
(a),(c)
Revenue Bonds
Series A
AMT
12/01/2045 7.500% 2,250,000 112,500
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Series A
02/15/2056 4.500% 2,330,000 1,673,363
Arlington Higher Education Finance Corp.
(a)
Revenue Bonds
06/15/2059 4.875% 1,000,000 865,844
06/01/2062 6.375% 1,750,000 1,665,497
06/15/2064 5.000% 1,200,000 1,046,447
Beaumont Housing Authority
(a)
Revenue Bonds
Series A
07/01/2055 6.500% 990,000 963,890
City of Gunter
Special Assessment
09/15/2056 6.000% 2,000,000 1,934,354
City of Houston Airport System Revenue
Revenue Bonds
AMT
07/15/2035 5.500% 1,000,000 1,059,313
Series A
AMT
07/01/2041 4.000% 1,000,000 891,687
Series B
AMT

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/15/2039 5.500% 4,000,000 4,164,994
Clifton Higher Education Finance Corp.
(a)
Revenue Bonds
Series A
06/15/2044 5.750% 750,000 724,372
06/15/2054 6.000% 1,000,000 932,967
Katy Independent School District
General Obligation Unlimited
(PSF-GTD)
02/15/2054 5.250% 3,000,000 3,123,558
Lubbock Independent School District
General Obligation Unlimited
(PSF-GTD)
02/15/2055 5.250% 1,250,000 1,289,749
Mansfield Independent School District
General Obligation Unlimited
(PSF-GTD)
02/15/2055 5.250% 1,000,000 1,036,726
Mission Economic Development Corp.
(a),(b),(d)
Revenue Bonds
Series A (Mandatory Put 06/01/2030)
AMT
12/01/2064 5.000% 1,000,000 1,025,605
Mission Economic Development Corp.
(b)
Revenue Bonds
AMT
12/01/2064 5.000% 3,000,000 3,081,691
New Hope Cultural Education Facilities Finance Corp.
(c)
Revenue Bonds
Series A-1
12/31/2030 7.250% 56,326 5,633
Series A-2
12/31/2030 0.000% 9,997 1,000
Series B
07/01/2046 5.000% 1,630,000 1,238,800
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Series A
07/01/2035 5.000% 1,000,000 967,452
07/01/2044 6.750% 1,000,000 1,037,024
07/01/2047 5.000% 1,000,000 932,421
07/01/2056 7.125% 500,000 517,974
Series A-1
07/01/2046 5.000% 950,000 916,750
New Hope Cultural Education Facilities Finance Corp.
(a)
Revenue Bonds
Series A
08/15/2050 5.000% 1,000,000 823,406
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Northwest Independent School District
General Obligation Unlimited
(PSF-GTD)
02/15/2055 5.250% 1,000,000 1,028,997
Reagan Hospital District of Reagan County
General Obligation Limited
08/01/2046 6.000% 1,000,000 1,029,924
Spring Independent School District
Refunding General Obligation Unlimited
(PSF-GTD)
08/15/2055 5.250% 1,000,000 1,032,842
Tarrant County Cultural Education Facilities Finance Corp.
(c)
Revenue Bonds
02/15/2038 8.000% 3,000,000 2,501,250
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
01/01/2036 5.000% 1,000,000 1,038,863
Total 38,664,893
Utah 3.0%
Downtown Daybreak Public Infrastructure District No. 1
(a)
Tax Allocation
03/01/2051 5.875% 1,250,000 1,256,130
High Star Ranch Infrastructure Financing District
(a)
Special Assessment
12/01/2055 6.250% 2,000,000 2,001,992
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series A-1
03/01/2045 5.875% 1,250,000 1,291,821
Series B
03/15/2055 8.500% 2,000,000 2,013,948
TV Public Infrastructure District
(a),(e)
General Obligation Limited
03/01/2056 0.000% 1,500,000 1,068,017
UIPA Crossroads Public Infrastructure District
(a)
Tax Allocation
06/01/2052 4.375% 2,000,000 1,780,044
Utah Charter School Finance Authority
(a)
Revenue Bonds
06/15/2057 5.000% 2,000,000 1,633,724
Wakara Ridge Public Infrastructure District
(a)
Special Assessment
12/01/2054 5.625% 2,500,000 2,526,881
Total 13,572,557

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Virginia 2.7%
City of Chesapeake Expressway Toll Road Revenue
(b)
Refunding Revenue Bonds
Series B
07/15/2040 4.875% 6,530,000 6,601,235
Hanover County Economic Development Authority
Refunding Revenue Bonds
07/01/2048 5.000% 735,000 712,481
07/01/2051 5.000% 1,200,000 1,140,233
James City County Economic Development Authority
Revenue Bonds
Series A
12/01/2058 6.875% 1,500,000 1,622,194
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Series A
12/01/2054 5.500% 2,000,000 2,040,520
Total 12,116,663
Washington 1.8%
King County Housing Authority
Refunding Revenue Bonds
05/01/2038 3.750% 3,295,000 3,075,518
King County Public Hospital District No. 4
Refunding Revenue Bonds
Series A
12/01/2060 7.000% 1,500,000 1,511,605
Tacoma Consolidated Local Improvement Districts
Special Assessment
04/01/2043 5.750% 925,000 918,871
Washington State Housing Finance Commission
(a)
Refunding Revenue Bonds
07/01/2053 6.125% 375,000 390,253
07/01/2059 6.250% 320,000 333,992
07/01/2063 6.375% 175,000 183,479
Revenue Bonds
Series A
01/01/2053 5.750% 1,000,000 958,874
01/01/2059 5.875% 1,065,000 1,023,680
Total 8,396,272
West Virginia 0.8%
West Virginia Economic Development Authority
(a),(b)
Refunding Revenue Bonds
AMT
01/01/2055 5.450% 2,500,000 2,677,618
West Virginia Economic Development Authority
(b)
Revenue Bonds
AMT
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
04/15/2055 4.625% 1,000,000 1,014,585
Total 3,692,203
Wisconsin 8.9%
Public Finance Authority
(a)
Refunding Revenue Bonds
12/15/2036 5.000% 656,633 642,375
11/15/2045 6.000% 1,000,000 977,805
09/01/2054 5.000% 2,665,000 2,502,123
Series A
AMT
06/01/2046 5.375% 1,000,000 986,428
09/01/2046 6.250% 250,000 253,421
Revenue Bonds
12/15/2029 6.125% 500,000 504,212
12/15/2030 5.625% 929,832 929,824
12/15/2032 5.375% 1,695,000 1,688,953
12/15/2032 5.500% 1,012,267 1,012,043
02/01/2039 6.250% 1,000,000 1,005,105
06/15/2059 5.625% 2,000,000 1,499,894
Series A
12/15/2054 5.000% 2,000,000 1,760,819
07/01/2055 7.000% 1,000,000 992,811
12/15/2055 6.000% 1,000,000 1,006,136
07/15/2061 5.500% 1,000,000 932,318
Series A-4
11/15/2032 5.500% 1,056,939 1,050,769
Series B
AMT
09/01/2054 7.000% 750,000 786,133
Public Finance Authority
(a),(f)
Revenue Bonds
12/15/2032 0.000% 1,500,000 1,011,758
12/15/2040 0.000% 5,500,000 1,879,858
12/15/2042 0.000% 7,000,000 2,211,537
Public Finance Authority
(a),(b)
Revenue Bonds
07/01/2062 5.490% 2,000,000 1,630,000
Public Finance Authority
Revenue Bonds
AMT
06/30/2060 5.750% 2,000,000 2,053,611
07/01/2062 5.750% 2,300,183 2,343,644
Wisconsin Center District
(f)
Prerefunded 12/15/30 Revenue Bonds
Series D (AG)
12/15/2060 0.000% 3,490,000 914,885
Revenue Bonds
Series D (AG)

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Notes to Portfolio of Investments
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/15/2055 0.000% 14,510,000 3,101,418
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2057 5.125% 3,000,000 2,478,110
Revenue Bonds
07/01/2055 5.875% 2,000,000 1,961,156
10/01/2061 4.000% 4,000,000 2,741,967
Total 40,859,113
Total Municipal Bonds
(Cost $ 477,442,927 ) 439,726,782
1 1
Issuer . Yield
. Principal
Amount ($)
.
Value ($)
Variable Rate Demand Notes 3 .3%
New York 3.3%
City of New York
(b)
General Obligation Unlimited
Series A-5
08/01/2044
3.000% 2,000,000 2,000,000
Series I-2
03/01/2040
3.000% 3,800,000 3,800,000
New York City Municipal Water Finance Authority
(b)
Revenue Bonds
06/15/2043
3.000% 2,000,000 2,000,000
New York City Transitional Finance Authority Future Tax Secured
Revenue
(b)
Revenue Bonds
Series A-4
Issuer . Yield
. Principal
Amount ($)
.
Value ($)
Variable Rate Demand Notes (continued)
08/01/2045
3.000% 3,000,000 3,000,000
Series E-3
02/01/2045
3.000% 4,400,000 4,400,000
Total 15,200,000
Total Variable Rate Demand Notes
(Cost $ 15,200,000 ) 15,200,000
1 1
. Issuer Shares Value ($)
.
Warrants 0 .0%
United States 0.0%
BL Train Holdings West LLC, expiring
12/01/2035
(h),(i),(j)
11,082 111
Total Warrants
(Cost $ 1 ) 111
1 1
. Shares
.
Value ($)
Money Market Funds 0 .8%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.213%
(k)
3,782,015 3,782,393
1 1 1
Total Money Market Funds
(Cost $ 3,782,393 ) 3,782,393
Total Investments in Securities
(Cost $ 496,425,321 ) 458,709,286
Other Assets & Liabilities, Net 235,322
Net Assets 458,944,608
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $162,985,750, which represents 35.51% of total net assets.
(b) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2026.
(c) Represents a security in default.
(d) Represents a security purchased on a when-issued basis.
(e) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.
(f) Zero coupon bond.
(g) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United
States. At August 31, 2026, the total value of these securities amounted to $33,013,813, which represents 7.19% of total net assets.
(h) Non-income producing investment.
(i) Valuation based on significant unobservable inputs.
(j) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $111, which represents less than 0.01% of total net assets.
(k) The rate shown is the seven-day current annualized yield at August 31, 2026.

Portfolio of Investments
(continued)
Columbia High Yield Municipal Fund, August 31, 2026 (Unaudited)
Columbia High Yield Municipal Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PSF-GTD Permanent School Fund

1QT161_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.